Property, plant and equipment, Consolidated (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Jun. 30, 2023
Non-current assets [Abstract]
Property, plant and equipment	$ 357,081	$ 241,102
Land [Member]
Non-current assets [Abstract]
Property, plant and equipment	1,911	1,803
Land [Member] | At Cost [Member]
Non-current assets [Abstract]
Property, plant and equipment	1,911	1,803
Buildings [Member]
Non-current assets [Abstract]
Property, plant and equipment	158,960	148,058
Buildings [Member] | At Cost [Member]
Non-current assets [Abstract]
Property, plant and equipment	169,765	153,100
Buildings [Member] | Accumulated Depreciation [Member]
Non-current assets [Abstract]
Property, plant and equipment	(10,805)	(5,042)
Plant and Equipment [Member]
Non-current assets [Abstract]
Property, plant and equipment	3,682	3,433
Plant and Equipment [Member] | At Cost [Member]
Non-current assets [Abstract]
Property, plant and equipment	4,704	4,145
Plant and Equipment [Member] | Accumulated Depreciation [Member]
Non-current assets [Abstract]
Property, plant and equipment	(1,022)	(712)
Mining Hardware [Member]
Non-current assets [Abstract]
Property, plant and equipment	86,360	73,381
Mining Hardware [Member] | At Cost [Member]
Non-current assets [Abstract]
Property, plant and equipment	144,623	115,024
Mining Hardware [Member] | Accumulated Depreciation [Member]
Non-current assets [Abstract]
Property, plant and equipment	(32,549)	(15,709)
Mining Hardware [Member] | Accumulated impairment [Member]
Non-current assets [Abstract]
Property, plant and equipment	(25,714)	(25,934)
HPC hardware [Member]
Non-current assets [Abstract]
Property, plant and equipment	29,264	0
HPC hardware [Member] | At Cost [Member]
Non-current assets [Abstract]
Property, plant and equipment	29,603	0
HPC hardware [Member] | Accumulated Depreciation [Member]
Non-current assets [Abstract]
Property, plant and equipment	(339)	0
Development Assets [Member]
Non-current assets [Abstract]
Property, plant and equipment	76,904	14,427
Development Assets [Member] | At Cost [Member]
Non-current assets [Abstract]
Property, plant and equipment	$ 76,904	$ 14,427